Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill
Goodwill

11. Goodwill

The changes in the carrying amount of goodwill were as follows:

Amount
RMB
Balance as of December 31, 2018	147,296
Additions (Note 8)	12,743
Impairment	(147,296)
Translation adjustments	(46)
Balance as of December 31, 2019	12,697
Additions (Note 8)	10,236
Impairment	(12,565)
Translation adjustments	(132)
Balance as of December 31, 2020	10,236

In September 2019, the business of Databook was suspended and an investigation was conducted against Databook and certain of its employees by competent authorities in relation to the compliance of information collection or use. The Group therefore recorded a full impairment for goodwill, intangible assets, and an impairment for other assets attributable to the Databook, totaling RMB254.7 million as of December 31, 2019. See Note 24 for more detailed information.

The financial performance of Anguo and CC Information Limited in 2020 was significantly below the forecasts at acquisition as their business expansions were delayed due to impact of COVID-19. As such, the Group performed quantitative impairment tests for these reporting units with assistance of an independent valuation firm, and recorded full impairment totaling RMB12.6 million for goodwill of Anguo and CC Information Limited in the year ended December 31, 2020.